Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
We lease office space in a number of locations globally under operating lease arrangements, and in limited instances may enter into operating or finance leases for flight equipment. Our leases have remaining lease terms of up to 16 years, and in some cases we have options to extend the lease terms for up to 10 years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2025 and 2024, operating lease ROU assets net of lease incentives and lease deficiencies included in other assets were $39 million and $46 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $49 million and $56 million, respectively. As of December 31, 2025 and 2024, finance lease liabilities included in other secured debt were $126 million and $136 million, respectively.
As of December 31, 2025 and 2024, supplemental balance sheet information related to leases was as follows:

	December 31, 2025		December 31, 2024
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.3	11.7	5.6	12.7
Weighted average discount rate	6.8%	6.5%	6.6%	6.5%
As of December 31, 2025, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2026	$12,312	$12,207
2027	13,160	12,207
2028	13,412	12,207
2029	11,309	12,207
2030	8,763	12,207
Thereafter	9,848	139,868
Total lease payments	$68,804	$200,903
Less: Imputed interest	(19,843)	(75,093)
Present value of lease liabilities	$48,961	$125,810

Leases	Leases
We lease office space in a number of locations globally under operating lease arrangements, and in limited instances may enter into operating or finance leases for flight equipment. Our leases have remaining lease terms of up to 16 years, and in some cases we have options to extend the lease terms for up to 10 years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2025 and 2024, operating lease ROU assets net of lease incentives and lease deficiencies included in other assets were $39 million and $46 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $49 million and $56 million, respectively. As of December 31, 2025 and 2024, finance lease liabilities included in other secured debt were $126 million and $136 million, respectively.
As of December 31, 2025 and 2024, supplemental balance sheet information related to leases was as follows:

	December 31, 2025		December 31, 2024
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.3	11.7	5.6	12.7
Weighted average discount rate	6.8%	6.5%	6.6%	6.5%
As of December 31, 2025, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2026	$12,312	$12,207
2027	13,160	12,207
2028	13,412	12,207
2029	11,309	12,207
2030	8,763	12,207
Thereafter	9,848	139,868
Total lease payments	$68,804	$200,903
Less: Imputed interest	(19,843)	(75,093)
Present value of lease liabilities	$48,961	$125,810